Stock-Based Compensation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense related to retirement eligibility vesting	$ 97	$ 88	$ 65
Stock option exercisable period - minimum (years)	1 year
Stock option exercisable period - maximum (years)	10 years
Granted (shares)	0
Total intrinsic value of options exercised	$ 130	118	67
Cash received from option exercises	326	370	263
Actual tax benefit realized for the tax deductions from options exercised	$ 21	17	8
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares (shares)	42,097,582
Stock based compensation cost	$ 10	28	49
Stock based compensation cost, tax benefit recognized	4	11	20
Unrecognized compensation cost related to nonvested awards	$ 1
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	3 months
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares (shares)	27,453,939
Stock based compensation cost	$ 235	243	201
Stock based compensation cost, tax benefit recognized	83	94	79
Unrecognized compensation cost related to nonvested awards	$ 190
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	1 year 7 months 6 days
Shares granted (shares)	6,948,487
Total fair value of stock based compensation that vested during the period	$ 429	$ 229	$ 117
Share-based compensation payment award, equity instruments other than options, nonvested, number	16,983,971	21,400,291
Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period	1 year
Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period	4 years
Performance Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period		3 years
Shares granted (shares)	630,100	719,947	942,428
Subsidiary Long-Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	0 years
Subsidiary Long-Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	3 years
Restructuring Charges | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation cost		$ 1
Restructuring Charges | Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation cost		$ 13